Fair Value Measurements (Assets and Liabilities Required to Be Carried at Fair Value on a Recurring Basis) (Details) - Fair Value, Measurements, Recurring - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Assets:
Forward exchange contracts	$ 0.3	$ 0.6
Liabilities:
Forward exchange contracts	(0.6)	(0.5)
Total	7.0	8.1
Level 1
Assets:
Forward exchange contracts	0.0	0.0
Liabilities:
Forward exchange contracts	0.0	0.0
Total	7.3	8.0
Level 2
Assets:
Forward exchange contracts	0.3	0.6
Liabilities:
Forward exchange contracts	(0.6)	(0.5)
Total	(0.3)	0.1
Next Games
Assets:
Available-for-sale securities	7.3	8.0
Next Games | Level 1
Assets:
Available-for-sale securities	7.3	8.0
Next Games | Level 2
Assets:
Available-for-sale securities	$ 0.0	$ 0.0